Land and Other Inventories	Dec. 05, 2019
AV Homes Inc [Member]
Land and Other Inventories
Note 3 — Land and Other Inventories
As of September 30, 2018 and December 31, 2017, land and other inventories consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Land held for future development	$29,763	$29,312
Land developed and in process of development	384,676	351,798
Homes completed or under construction	340,154	222,741

Total	$754,593	$603,851

We capitalize interest to inventories during the period of development in accordance with ASC 835,
Interest
(“ASC 835”). Homebuilding interest capitalized to inventory is included in homebuilding cost of revenue as related units or lots are closed. To the extent our homebuilding debt exceeds our qualified assets, as defined in ASC 835, we expense a portion of interest incurred. Qualified homebuilding assets consist of land, lots and homes that are under development or construction, excluding finished unsold homes or finished models.
The following table represents interest incurred, interest capitalized, and interest expense for the three and nine months ended September 30, 2018 and 2017 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Interest incurred	$8,531	$8,523	$25,567	$24,046
Interest capitalized	(5,903)	(5,898)	(16,536)	(16,899)

Interest expense	$2,628	$2,625	$9,031	$7,147